Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current liabilities
Summary of Other non-current liabilities

Other non-current liabilities consisted of the following:

		As of December 31,
	Note	2021	2022	2022
		RMB	RMB	US$
Unrecognized tax benefit	18	48,903	65,080	9,436
Contingent consideration, non-current portion		1,800	1,800	261
Total		50,703	66,880	9,697